Common Stock - Assumption Used in Determination of Fair Value of Share Based Payment Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected volatility	50.10%	51.70%	53.20%
Risk-free interest rate	0.90%	0.90%	2.10%
Expected dividends	$ 0.75	$ 0.57	$ 0.44
Expected term (in years)	3 years 4 months 24 days	3 years 2 months 12 days	3 years 1 month 6 days